SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of regulatory assets and liabilities

Regulatory assets and liabilities are as follows (thousands):

	March 31,	December 31,
	2016	2015
Regulatory assets
Deferred income tax expense (1)	$28,629	$28,629
Deferred prepaid lease expense- Craig 3 Lease (2)	14,565	16,183
Deferred prepaid lease expense- Springerville 3 Lease (3)	92,305	92,878
Goodwill – J.M. Shafer (4)	59,829	60,541
Goodwill – Colowyo Coal (5)	41,068	41,327
Deferred debt prepayment transaction costs (6)	173,287	175,444
Other	278	79
	409,961	415,081
Regulatory liabilities
Deferred revenues (7)	45,000	45,000
Net regulatory asset	$364,961	$370,081

(1)

A regulatory asset or liability associated with deferred income taxes generally represents the future increase or decrease in income taxes payable that will be received or settled through future rate revenues.

(2)

Deferral of loss on acquisition related to the Craig Generating Station Unit 3 prepaid lease expense upon acquisitions of equity interests in 2002 and 2006. The regulatory asset for the deferred prepaid lease expense is being amortized to depreciation and amortization expense in the amount of $6.5 million annually through the remaining original life of the lease ending in 2018 and recovered from our Members in rates.

(3)

Deferral of loss on acquisition related to the Springerville Generating Station Unit 3 (“Springerville Unit 3”) prepaid lease expense upon acquiring a controlling interest in the Springerville Unit 3 Partnership LP (“Springerville Partnership”) in 2009. The regulatory asset for the deferred prepaid lease expense is being amortized to depreciation and amortization expense in the amount of $2.3 million annually through the 47-year period ending in 2056 and recovered from our Members in rates.

(4)

Represents goodwill related to our acquisition of Thermo Cogeneration Partnership, LP (“TCP”) in December 2011. Goodwill is being amortized to depreciation and amortization expense in the amount of $2.8 million annually through the 25-year period ending in 2036 and recovered from our Members in rates.

(5)

Represents goodwill related to our acquisition of Colowyo Coal Company LP (“Colowyo Coal”) in December 2011. Goodwill is being amortized to depreciation and amortization expense through the 44-year period ending in 2056 and recovered from our Members in rates.

(6)

Represents transaction costs that we incurred related to the prepayment of our long-term debt in 2014. These costs are being amortized to depreciation and amortization expense in the amount of $8.6 million annually over the 21.4-year average life of the new debt issued and recovered from our Members in rates.

(7)

Represents deferral of the recognition of $10 million of non-member electric sales revenue received in 2008 and $35 million of non-member electric sales revenue received in 2011. These deferred non-member electric sales revenues will be refunded to Members through reduced rates when recognized in non-member electric sales revenue in future periods.

Regulatory assets and liabilities are as follows (thousands):

	2015	2014
Regulatory assets
Deferred income tax expense (1)	$28,629	$17,230
Deferred prepaid lease expense- Craig 3 Lease (2)	16,183	22,656
Deferred prepaid lease expense- Springerville 3 Lease (3)	92,878	95,168
Goodwill – J.M. Shafer (4)	60,541	63,390
Goodwill – Colowyo Coal (5)	41,327	43,526
Deferred debt prepayment transaction costs (6)	175,444	184,073
Other	79	—
	415,081	426,043
Regulatory liabilities
Deferred revenues (7)	45,000	45,000
Net regulatory asset	$370,081	$381,043
(1)

A regulatory asset or liability associated with deferred income taxes generally represents the future increase or decrease in income taxes payable that will be received or settled through future rate revenues.

(2)

Deferral of loss on acquisition related to the Craig Generating Station (“Craig Station”) Unit 3 prepaid lease expense upon acquisitions of equity interests in 2002 and 2006. The regulatory asset for the deferred prepaid lease expense is being amortized to depreciation and amortization expense in the amount of $6.5 million annually through the remaining original life of the lease ending in 2018 and recovered from our Members in rates.

(3)

Deferral of loss on acquisition related to the Springerville Generating Station Unit 3 (“Springerville Unit 3”) prepaid lease expense upon acquiring a controlling interest in the Springerville Unit 3 Partnership LP (“Springerville Partnership”) in 2009. The regulatory asset for the deferred prepaid lease expense is being amortized to depreciation and amortization expense in the amount of $2.3 million annually through the 47-year period ending in 2056 and recovered from our Members in rates.

(4)

Represents goodwill related to our acquisition of Thermo Cogeneration Partnership, LP (“TCP”) in December 2011.  Goodwill is being amortized to depreciation and amortization expense in the amount of $2.8 million annually through the 25-year period ending in 2036 and recovered from our Members in rates.

(5)

Represents goodwill related to our acquisition of Colowyo Coal Company LP (“Colowyo Coal”) in December 2011. Goodwill is being amortized to depreciation and amortization expense through the 44-year period ending in 2056 and recovered from our Members in rates.

(6)

Represents transaction costs that we incurred related to the prepayment of our long-term debt in 2014. These costs are being amortized to depreciation and amortization expense in the amount of $8.6 million annually over the 21.4-year average life of the new debt issued and recovered from our Members in rates.

(7)

Represents deferral of the recognition of $10 million of non-member electric sales revenue received in 2008 and $35 million of non-member electric sales revenue in 2011. These deferred non-member electric sales revenues will be refunded to Members through reduced rates when recognized in non-member electric sales revenue in future periods.

Schedule of investments in other associations

Investments in other associations are as follows (thousands):

	2015	2014
Basin Electric Power Cooperative	$84,875	$80,250
National Rural Utilities Cooperative Finance Corporation	26,808	26,695
CoBank, ACB	6,212	5,518
Western Fuels Association, Inc.	2,275	2,338
Other	3,516	3,175
Investments in other associations	$123,686	$117,976

Schedule of investments in and advances to coal mines

Investments in and advances to coal mines are as follows (thousands):

	2015	2014
Investment in Trapper Mine	$14,072	$13,650
Advances to Dry Fork Mine	2,149	1,366
Investments in and advances to coal mines	$16,221	$15,016

Schedule of restricted cash and investments

Restricted cash and investments are as follows (thousands):

	March 31,	December 31,
	2016	2015
Investments in securities pledged as collateral	$8,629	$8,671
Funds restricted by contract	883	859
Restricted cash and investments - current	9,512	9,530

Funds restricted by contract	1,000	1,000
Restricted cash and investments - noncurrent	1,000	1,000
Total restricted cash and investments	$10,512	$10,530

Restricted cash and investments are as follows (thousands):

	2015	2014
Investments in securities pledged as collateral	$8,671	$9,192
Funds restricted by contract	859	592
Restricted cash and investments - current	9,530	9,784

BNSF settlement	—	29,381
Funds restricted by contract	1,000	1,000
Investments in securities pledged as collateral	—	8,995
Restricted cash and investments - noncurrent	1,000	39,376
Total restricted cash and investments	$10,530	$49,160

Schedule of other deferred charges

Other deferred charges are as follows (thousands):

	March 31,	December 31,
	2016	2015
Preliminary surveys and investigations	$108,567	$107,146
Advances to operating agents of jointly owned facilities	16,871	11,537
Other	3,681	3,852
Total other deferred charges	$129,119	$122,535

Other deferred charges are as follows (thousands):

	2015	2014
Preliminary surveys and investigations	$107,146	$131,693
Advances to operating agents of jointly owned facilities	11,537	20,567
Other	3,852	3,940
Total other deferred charges	$122,535	$156,200

Schedule of change in aggregate carrying amount of asset retirement obligations

Aggregate carrying amounts of asset retirement obligations are as follows (thousands):

	2015	2014
Asset retirement obligation at beginning of year	$53,754	$52,585
Liabilities incurred	1,802	1,366
Liabilities settled	(3,028)	(5,729)
Accretion expense	3,324	2,250
Change in cash flow estimate	(637)	3,282
Asset retirement obligation at end of year	$55,215	$53,754